Taxation - Movements in Deferred Tax Liabilities and Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	£ (375)	£ (307)
Credit/(charge) to profit	44	5
Credit/(charge) to equity/other comprehensive income	6	12
Acquisitions	(44)	(51)
Exchange translation differences	15	(34)
Deferred tax (liability)/asset at end of year	(354)	(375)
Excess of tax allowances over amortisation [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(204)	(267)
Credit/(charge) to profit	48	75
Exchange translation differences	6	(12)
Deferred tax (liability)/asset at end of year	(150)	(204)
Acquired intangible assets [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(527)	(426)
Credit/(charge) to profit	9	13
Acquisitions	(44)	(88)
Exchange translation differences	19	(26)
Deferred tax (liability)/asset at end of year	(543)	(527)
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(306)	(302)
Credit/(charge) to profit	19	13
Credit/(charge) to equity/other comprehensive income	(17)
Acquisitions	0
Exchange translation differences	14	(17)
Deferred tax (liability)/asset at end of year	(290)	(306)
Other temporary differences [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	273	278
Credit/(charge) to profit	7	(16)
Credit/(charge) to equity/other comprehensive income	10	(3)
Exchange translation differences	(11)	14
Deferred tax (liability)/asset at end of year	279	273
Excess of amortisation over tax allowances [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	207	257
Credit/(charge) to profit	(19)	(51)
Exchange translation differences	(9)	1
Deferred tax (liability)/asset at end of year	179	207
Tax losses carried forward [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	96	87
Credit/(charge) to profit	(18)	(32)
Acquisitions		37
Exchange translation differences	(3)	4
Deferred tax (liability)/asset at end of year	75	96
Pension balances [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	86	66
Credit/(charge) to profit	(2)	3
Credit/(charge) to equity/other comprehensive income	13	15
Exchange translation differences	(1)	2
Deferred tax (liability)/asset at end of year	£ 96	£ 86